FINANCIAL INSTRUMENTS (Estimated Fair Values of Financial Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Financial assets:
Restricted cash and investments, fair value	$ 781	$ 836
Level 1 | Fair Value, Measurements, Recurring
Financial assets:
Restricted cash and investments, fair value	781
Level 2 | Fair Value, Measurements, Recurring
Financial assets:
Restricted cash and investments, fair value	0
Level 3 | Fair Value, Measurements, Recurring
Financial assets:
Restricted cash and investments, fair value	$ 0